UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New Perspective Fund®
Investment portfolio

December 31, 2008
unaudited

Common stocks — 90.48%	Shares	Value (000)

INFORMATION TECHNOLOGY — 19.87%
Microsoft Corp.	48,255,000	$938,077
Cisco Systems, Inc.[1]	37,505,100	611,333
Oracle Corp.[1]	27,236,200	482,898
EMC Corp.[1]	43,925,000	459,895
Nokia Corp.[2]	20,330,416	315,963
Nokia Corp. (ADR)	6,894,634	107,556
Google Inc., Class A1	1,334,000	410,405
Samsung Electronics Co., Ltd.[2]	1,102,950	399,723
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	248,254,799	340,447
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,706,908	52,985
ASML Holding NV2	12,408,444	221,980
ASML Holding NV (New York registered)	5,887,111	106,380
International Business Machines Corp.	3,590,000	302,134
SAP AG2	4,600,000	165,269
SAP AG (ADR)	3,775,000	136,731
Yahoo! Inc.[1]	21,232,600	259,038
Texas Instruments Inc.	14,360,000	222,867
Hewlett-Packard Co.	3,730,500	135,380
Corning Inc.	14,000,000	133,420
Murata Manufacturing Co., Ltd.[2]	3,066,500	119,942
HTC Corp.[2]	11,390,660	115,121
Juniper Networks, Inc.[1]	6,500,000	113,815
STMicroelectronics NV2	16,600,000	111,450
Canon, Inc.[2]	3,160,000	98,979
Applied Materials, Inc.	8,200,000	83,066
Autodesk, Inc.[1]	4,000,000	78,600
Hon Hai Precision Industry Co., Ltd.[2]	30,190,053	59,633
Citizen Holdings Co., Ltd.[2]	14,000,000	50,733
NCR Corp.[1]	3,000,000	42,420
HOYA CORP.[2]	2,105,000	36,487
Agilent Technologies, Inc.[1]	2,250,000	35,168
KLA-Tencor Corp.	1,215,897	26,495
Dell Inc.[1]	1,400,000	14,336
Tyco Electronics Ltd.	778,125	12,613
		6,801,339

HEALTH CARE — 11.84%
Novo Nordisk A/S, Class B2	14,081,750	718,672
Bayer AG, non-registered shares[2]	11,798,000	694,791
Roche Holding AG2	3,683,100	563,433
Novartis AG2	5,093,000	253,598
Johnson & Johnson	3,900,000	233,337
UCB SA2	5,814,931	189,883
Merck & Co., Inc.	5,680,000	172,672
Stryker Corp.	4,092,300	163,487
Hospira, Inc.[1]	5,677,000	152,257
Smith & Nephew PLC[2]	23,615,330	151,546
Wyeth	3,650,000	136,912
Pharmaceutical Product Development, Inc.	3,116,100	90,398
Sonic Healthcare Ltd.[2]	8,241,157	85,577
C. R. Bard, Inc.	1,000,000	84,260
Celgene Corp.[1]	1,300,000	71,864
Schering-Plough Corp.	3,850,500	65,574
Abbott Laboratories	1,200,000	64,044
St. Jude Medical, Inc.[1]	1,300,000	42,848
Allergan, Inc.	800,000	32,256
Amgen Inc.[1]	545,000	31,474
ResMed Inc[1]	830,000	31,108
Medtronic, Inc.	541,000	16,998
Nobel Biocare Holding AG2	278,852	5,677
		4,052,666

CONSUMER STAPLES — 10.66%
Nestlé SA2	10,085,000	395,008
Tesco PLC[2]	62,946,011	331,695
Coca-Cola Co.	6,300,000	285,201
Pernod Ricard Co.[2]	3,812,200	283,397
Beiersdorf AG2	4,415,000	263,304
SABMiller PLC[2]	15,420,508	262,610
Diageo PLC[2]	16,489,500	232,002
Unilever NV, depository receipts[2]	8,634,300	209,729
Anheuser-Busch InBev NV2	8,135,400	189,082
Philip Morris International Inc.	4,240,900	184,522
Avon Products, Inc.	6,566,400	157,791
British American Tobacco PLC[2]	5,021,000	131,955
L’Oréal SA2	1,501,166	130,769
Groupe Danone SA2	2,000,000	121,010
Wal-Mart Stores, Inc.	2,000,000	112,120
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	2,110,000	93,494
PepsiCo, Inc.	1,275,000	69,832
Procter & Gamble Co.	1,100,000	68,002
Imperial Tobacco Group PLC[2]	2,468,000	66,682
Wal-Mart de México, SAB de CV, Series V	14,833,992	39,758
Altria Group, Inc.	1,475,900	22,227
		3,650,190

INDUSTRIALS — 8.06%
General Electric Co.	23,289,000	377,282
Schneider Electric SA2	4,453,000	333,449
United Technologies Corp.	4,705,000	252,188
United Parcel Service, Inc., Class B	3,957,000	218,268
Ryanair Holdings PLC (ADR)[1]	6,966,229	202,578
Finmeccanica SpA[2]	9,832,000	150,987
Emerson Electric Co.	4,000,000	146,440
FANUC LTD[2]	2,050,000	145,473
Deutsche Post AG2	8,190,600	138,912
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	93,087
UAL Corp.[1,3]	8,350,000	92,017
Siemens AG2	1,128,700	84,750
Sandvik AB2	13,018,000	83,362
Deere & Co.	2,000,000	76,640
Tyco International Ltd.	3,078,125	66,488
Michael Page International PLC[2,3]	18,089,000	56,943
Parker Hannifin Corp.	1,250,000	53,175
ABB Ltd[2]	3,200,000	47,938
Geberit AG2	445,000	47,643
ALSTOM SA2	620,000	36,704
Bouygues SA2	675,000	28,642
Boeing Co.	475,000	20,268
Toll Holdings Ltd.[2]	1,400,150	6,175
		2,759,409

FINANCIALS — 7.97%
JPMorgan Chase & Co.	11,975,000	377,572
ACE Ltd.	6,165,000	326,252
Citigroup Inc.	37,400,000	250,954
AXA SA2	9,170,555	204,962
Banco Santander, SA2	20,030,537	193,797
Allianz SE2	1,730,000	186,017
Macquarie Group Ltd.[2]	7,669,500	159,016
American Express Co.	7,400,000	137,270
Bank of China Ltd., Class H2	289,490,000	79,833
Groupe Bruxelles Lambert[2]	1,000,000	79,776
Prudential PLC[2]	12,389,700	76,294
AFLAC Inc.	1,650,000	75,636
Société Générale[2]	1,276,829	64,829
Unibail-Rodamco, non-registered shares[2]	393,700	58,784
Westpac Banking Corp.[2]	4,185,444	50,844
ING Groep NV, depository receipts[2]	4,669,419	48,931
Bank of America Corp.	3,387,800	47,700
State Street Corp.	1,140,000	44,836
Bank of Nova Scotia	1,540,000	42,099
BNP Paribas SA2	988,300	41,836
Crédit Agricole SA2	3,500,000	39,902
HSBC Holdings PLC (United Kingdom)[2]	3,504,769	33,929
Berkshire Hathaway Inc., Class A1	345	33,327
Erste Bank der oesterreichischen Sparkassen AG2	1,243,930	29,233
XL Capital Ltd., Class A	5,127,000	18,970
QBE Insurance Group Ltd.[2]	809,331	15,007
Mitsubishi UFJ Financial Group, Inc.[2]	2,000,000	12,383
		2,729,989

MATERIALS — 7.85%
Barrick Gold Corp.	22,304,800	820,147
Newmont Mining Corp.	13,750,000	559,625
Syngenta AG2	902,825	173,819
Gold Fields Ltd.[2]	17,000,000	168,663
Monsanto Co.	2,262,100	159,139
Linde AG2	1,849,000	156,857
BHP Billiton Ltd.[2]	5,000,000	107,421
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	6,150,000	65,497
Cia. Vale do Rio Doce, ordinary nominative (ADR)	2,000,000	24,220
Rio Tinto PLC[2]	2,813,750	61,663
Holcim Ltd.[2]	1,028,571	58,857
Akzo Nobel NV2	1,325,000	54,775
E.I. du Pont de Nemours and Co.	2,000,000	50,600
Impala Platinum Holdings Ltd.[2]	3,320,400	48,495
Nitto Denko Corp.[2]	2,374,700	45,523
Weyerhaeuser Co.	1,300,000	39,793
ArcelorMittal[2]	1,340,000	32,452
First Quantum Minerals Ltd.	1,460,000	21,100
Alcoa Inc.	1,836,500	20,679
UPM-Kymmene Oyj[2]	1,492,000	18,965
		2,688,290

CONSUMER DISCRETIONARY — 7.09%
Honda Motor Co., Ltd.[2]	20,675,500	447,409
Toyota Motor Corp.[2]	9,890,000	323,015
McDonald’s Corp.	3,200,000	199,008
Esprit Holdings Ltd.[2]	25,767,000	146,884
News Corp., Class A	12,814,918	116,488
Cie. Générale des Établissements Michelin, Class B2	2,000,000	105,129
Time Warner Inc.	10,010,000	100,701
Lagardère Groupe SCA[2]	2,425,000	98,674
Vivendi SA2	3,000,000	97,915
H & M Hennes & Mauritz AB, Class B2	2,398,000	94,451
adidas AG2	2,285,478	88,118
Yamaha Corp.[2]	8,997,800	83,241
Weight Watchers International, Inc.	1,900,000	55,898
Amazon.com, Inc.[1]	1,050,000	53,844
Carnival Corp., units	2,000,000	48,640
Suzuki Motor Corp.[2]	3,360,000	46,350
Ford Motor Co.[1]	20,000,000	45,800
Aisin Seiki Co., Ltd.[2]	3,163,500	44,797
Burberry Group PLC[2]	12,875,000	41,765
Nikon Corp.[2]	3,300,000	39,450
Aristocrat Leisure Ltd.[2]	13,699,500	38,613
Johnson Controls, Inc.	2,100,000	38,136
Swatch Group Ltd, non-registered shares[2]	146,118	20,284
Swatch Group Ltd[2]	245,770	6,677
Harman International Industries, Inc.	1,510,000	25,262
Industria de Diseno Textil, SA2	487,500	21,602
		2,428,151

ENERGY — 6.44%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	14,457,366	354,061
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	4,400,000	89,804
Petróleo Brasileiro SA – Petrobras, preferred nominative	160,000	1,580
TOTAL SA2	5,433,900	296,979
Royal Dutch Shell PLC, Class A (ADR)	2,500,000	132,350
Royal Dutch Shell PLC, Class B2	2,585,998	65,828
Canadian Natural Resources, Ltd.	4,635,000	185,438
Occidental Petroleum Corp.	2,700,000	161,973
Reliance Industries Ltd.[2]	6,299,500	160,946
OAO Gazprom (ADR)[2]	9,427,500	135,124
Tenaris SA (ADR)	6,225,218	130,605
Tenaris SA2	255,000	2,643
Imperial Oil Ltd.	3,300,000	111,011
Saipem SpA, Class S2	6,285,000	105,796
China National Offshore Oil Corp.[2]	100,000,000	95,036
Eni SpA[2]	2,500,000	59,387
Smith International, Inc.	2,193,000	50,198
Chevron Corp.	500,743	37,040
Schlumberger Ltd.	640,600	27,117
		2,202,916

TELECOMMUNICATION SERVICES — 4.13%
Koninklijke KPN NV2	38,024,850	552,762
Telefónica, SA2	13,643,500	306,585
América Móvil, SAB de CV, Series L (ADR)	4,547,900	140,939
Telecom Italia SpA[2]	43,980,000	71,713
Telecom Italia SpA, nonvoting[2]	47,664,000	53,319
Vodafone Group PLC[2]	51,148,749	104,146
AT&T Inc.	3,138,720	89,453
Singapore Telecommunications Ltd.[2]	36,335,520	64,915
NTT DoCoMo, Inc.[2]	15,000	29,504
		1,413,336

UTILITIES — 2.58%
GDF Suez[2]	8,522,476	423,141
E.ON AG2	5,250,000	212,822
CLP Holdings Ltd.[2]	14,191,000	96,494
RWE AG2	800,000	72,096
Veolia Environnement[2]	1,870,000	58,835
SUEZ Environnement Co.[1,2]	1,201,958	20,318
		883,706

MISCELLANEOUS — 3.99%
Other common stocks in initial period of acquisition		1,367,124

Total common stocks (cost: $35,568,300,000)		30,977,116

Preferred stocks — 0.03%

FINANCIALS — 0.03%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	11,100,000	10,226
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	500,000	420

Total preferred stocks (cost: $10,683,000)		10,646

	Principal amount
Bonds & notes — 0.14%	(000)

CONSUMER DISCRETIONARY — 0.11%
DaimlerChrysler North America Holding Corp. 7.20% 2009	$2,000	1,941
DaimlerChrysler North America Holding Corp. 4.875% 2010	2,500	2,268
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	5,305	4,483
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,400	2,172
DaimlerChrysler North America Holding Corp. 7.30% 2012	6,160	5,328
DaimlerChrysler North America Holding Corp. 6.50% 2013	27,027	21,102
		37,294

CONSUMER STAPLES — 0.03%
British American Tobacco International Finance PLC 9.50% 2018[4]	$10,495	$11,686

Total bonds & notes (cost: $47,399,000)		48,980

Short-term securities — 9.29%

Freddie Mac 0.33%–2.20% due 1/12–6/8/2009	520,600	520,085
Fannie Mae 0.85%–2.55% due 1/14–5/11/2009	493,400	493,112
Federal Home Loan Bank 0.24%–2.50% due 1/27–5/18/2009	396,300	396,036
International Bank for Reconstruction and Development 0.25%–2.45% due 1/26–4/14/2009	250,000	249,871
Shell International Finance BV 1.85%–2.35% due 2/2–2/24/2009[4]	175,000	174,910
U.S. Treasury Bills 1.86%–1.91% due 2/5–2/19/2009	170,000	169,996
European Investment Bank 1.40%–1.65% due 2/18–2/24/2009	150,000	149,752
Canada Government 1.20% due 3/9–3/12/2009	149,400	149,328
BP Capital Markets PLC 1.10%–1.25% due 1/30–3/4/2009[4]	132,643	132,522
Coca-Cola Co. 1.85%–2.15% due 1/16–2/6/2009[4]	125,000	124,911
Nestlé Capital Corp. 1.20%–1.30% due 1/28–2/20/2009[4]	114,700	114,635
BASF AG 2.00%–2.11% due 1/5–2/10/2009[4]	101,100	101,008
Denmark (Kingdom of) 0.77%–0.94% due 4/7–4/30/2009	100,000	99,895
Procter & Gamble International Funding S.C.A. 0.40% due 3/6/2009[4]	55,000	54,975
Procter & Gamble Co. 1.05% due 2/5/2009[4]	25,000	24,977
KfW 0.58% due 2/26/2009[4]	50,000	49,984
Total Capital Canada Ltd. 0.65% due 2/13–2/17/2009[4]	50,000	49,936
Eli Lilly and Co. 1.40% due 1/21/2009[4]	38,450	38,424
Swedish Export Credit Corp. 1.68% due 1/20/2009	29,000	28,962
BNP Paribas Finance Inc. 1.98% due 1/6/2009	27,000	26,991
Unilever Capital Corp. 0.80% due 4/13/2009[4]	13,800	13,785
Société Générale North America, Inc. 0.11% due 1/2/2009	8,000	8,000
Statoil ASA 1.35% due 1/16/2009[4]	5,000	4,997
Jupiter Securitization Co., LLC 0.90% due 1/7/2009[4]	1,800	1,800
Pfizer Inc 1.40% due 1/30/2009[4]	1,000	999

Total short-term securities (cost: $3,175,412,000)		3,179,891

Total investment securities (cost: $38,801,794,000)		34,216,633
Other assets less liabilities		19,101

Net assets		$34,235,734

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $16,039,844,000, which represented 46.85% of the net assets of the fund.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $910,195,000, which represented 2.66% of the net assets of the fund.
5Coupon rate may change periodically.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/08 (000)

UAL Corp.	—	8,350,000	—	8,350,000	—	$92,017
Michael Page International PLC	18,089,000	—	—	18,089,000	—	56,943
Citizen Holdings Co., Ltd.*	24,560,200	160,000	10,720,200	14,000,000	—	—
Yamaha Corp.*	11,769,500	1,051,600	3,823,300	8,997,800	—	—
						$148,960

*Unaffiliated issuer at 12/31/2008.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$14,937,272
Level 2 — Other significant observable inputs	19,279,361	*
Level 3 — Significant unobservable inputs	—
Total	$34,216,633

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $16,039,844,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,968,858
Gross unrealized depreciation on investment securities	(8,618,127)
Net unrealized depreciation on investment securities	(4,649,269)
Cost of investment securities for federal income tax purposes	38,865,902

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-907-0209O-S15812

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 27, 2009

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: February 27, 2009